UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2014

Item 1.    Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.2%

FIXED INCOME FUNDS — 43.3%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	18,450	$194
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	2,823	26
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	4,621	35
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	3,415	26
SEI Institutional Managed Trust
Real Return Fund, Class A	5,208	53
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	5,124	53

Total Fixed Income Funds (Cost $388) ($ Thousands)		387

MULTI-ASSET FUNDS — 29.4%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	17,118	175
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	4,137	44
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	4,647	44

Total Multi-Asset Funds (Cost $263) ($ Thousands)		263

EQUITY FUNDS — 5.8%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	2,295	26
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,503	26

Total Equity Funds (Cost $51) ($ Thousands)		52

MONEY MARKET FUND (A) — 19.7%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A 0.010%	175,823	176

Total Money Market Fund (Cost $176) ($ Thousands)		176

Total Investments — 98.2% (Cost $878) ($ Thousands) ‡		$878

Percentages are based on Net Assets of $894 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 878	$ -	$ -	$ 878

Total Investments in Securities	$ 878	$ -	$ -	$ 878

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $878 ($Thousands), and the unrealized appreciation and depreciation were $3 ($ Thousands) and ($3) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	30,817	$323
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	28,813	269
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	10,537	108
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	70,849	539
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	42,241	325
SEI Institutional Managed Trust
Real Return Fund, Class A	32,019	323
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	41,726	431

Total Fixed Income Funds (Cost $2,327) ($ Thousands)		2,318

MULTI-ASSET FUNDS — 29.8%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	78,722	807
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	35,581	377
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	45,729	429

Total Multi-Asset Funds (Cost $1,609) ($ Thousands)		1,613

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	42,398	484
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	24,559	430

Total Equity Funds (Cost $875) ($ Thousands)		914

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A 0.010%	538,456	538

Total Money Market Fund (Cost $538) ($ Thousands)		538

Total Investments — 99.8% (Cost $5,349) ($ Thousands)‡		$5,383

Percentages are based on Net Assets of $5,396 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$5,383	$-	$-	$5,383

Total Investments in Securities	$5,383	$-	$-	$5,383

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $5,349 ($Thousands), and the unrealized appreciation and depreciation were $57 ($ Thousands) and ($23) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	2

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.6%

FIXED INCOME FUNDS — 38.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	14,772	$155
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	15,192	155
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	35,681	271
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	40,249	310
SEI Institutional Managed Trust
Real Return Fund, Class A	23,059	233
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	33,752	349

Total Fixed Income Funds (Cost $1,483) ($ Thousands)		1,473

MULTI-ASSET FUNDS — 34.7%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	35,574	387
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A*	37,795	388
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	18,273	194
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	41,256	387

Total Multi-Asset Funds (Cost $1,354) ($ Thousands)		1,356

EQUITY FUNDS — 26.9%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	47,533	542
SEI Institutional Managed Trust
Large Cap Fund, Class A	7,651	116
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	22,150	387

Total Equity Funds (Cost $1,015) ($ Thousands)		1,045

Total Investments — 99.6% (Cost $3,852) ($ Thousands) ‡		$3,874

Percentages are based on Net Assets of $3,889 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Re ceive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR 30	USD 38	$-

$-

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1		Level 2	Level 3		Total
Affiliated Investment Funds	$	3,874	$ -	$ -	$	3,874

Total Investments in Securities	$	3,874	$ -	$ -	$	3,874

Other Financial Instruments	Level 1		Level 2	Level 3		Total
Forwards Contracts - appreciation**	$	-	$ -	$ -	$	-

Total Other Financial Instruments	$	-	$ -	$ -	$	-

** Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $3,852 ($Thousands), and the unrealized appreciation and depreciation were $48 ($ Thousands) and ($26) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.4%

EQUITY FUNDS — 62.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	6,717	$72
SEI Institutional International Trust
International Equity Fund, Class A	16,739	167
SEI Institutional Managed Trust
Large Cap Fund, Class A	24,080	366
SEI Institutional Managed Trust
Small Cap Fund, Class A	4,769	62

Total Equity Funds (Cost $646) ($ Thousands)		667

MULTI-ASSET FUND — 19.8%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	19,227	209

Total Multi-Asset Fund (Cost $199) ($ Thousands)		209

FIXED INCOME FUNDS — 15.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	8,144	83
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	10,892	84

Total Fixed Income Funds (Cost $168) ($ Thousands)		167

Total Investments — 98.4% (Cost $1,013) ($ Thousands) ‡		$1,043

Percentages are based on Net Assets of $1,060 ($ Thousands).

A list of forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Maturity Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR 25	USD 32	$-

$-

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities		Level 1	Level 2	Level 3		Total
Affiliated Investment Funds	$	1,043	$ -	$ -	$	1,043

Total Investments in Securities	$	1,043	$ -	$ -	$	1,043

Other Financial Instruments		Level 1	Level 2	Level 3		Total
Forwards Contracts - appreciation*	$	-	$ -	$ -	$	-

Total Other Financial Instruments	$	-	$ -	$ -	$	-

* Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $1,013 ($Thousands), and the unrealized appreciation and depreciation were $37 ($ Thousands) and ($7) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	4

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.3%

FIXED INCOME FUNDS — 36.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	14,613	$149
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	25,205	194
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	42,114	435

Total Fixed Income Funds (Cost $785) ($ Thousands)		778

MULTI-ASSET FUNDS — 32.8%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	39,203	427
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	6,133	65
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	22,969	216

Total Multi-Asset Funds (Cost $707) ($ Thousands)		708

EQUITY FUNDS — 30.5%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	5,845	63
SEI Institutional International Trust
International Equity Fund, Class A	17,145	171
SEI Institutional Managed Trust
Large Cap Fund, Class A	23,923	363
SEI Institutional Managed Trust
Small Cap Fund, Class A	4,848	63

Total Equity Funds (Cost $656) ($ Thousands)		660

Total Investments — 99.3% (Cost $2,148) ($ Thousands) ‡		$2,146

Percentages are based on Net Assets of $2,162 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR 43	USD 54	$-

$-

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR - Euro

USD - United States Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1		Level 2	Level 3	Total
Affiliated Investment Funds	$	2,146	$ -	$ -	$	2,146

Total Investments in Securities	$	2,146	$ -	$ -	$	2,146

Other Financial Instruments		Level 1	Level 2	Level 3		Total
Forwards Contracts - appreciation**	$	-	$ -	$ -	$	-

Total Other Financial Instruments	$	-	$ -	$ -	$	-

** Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $2,148 ($Thousands), and the unrealized appreciation and depreciation were $24 ($ Thousands) and ($26) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 43.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	27,311	$294
SEI Institutional International Trust
International Equity Fund, Class A	65,089	647
SEI Institutional Managed Trust
Large Cap Fund, Class A	92,692	1,408
SEI Institutional Managed Trust
Small Cap Fund, Class A	17,873	232

Total Equity Funds
(Cost $2,542) ($ Thousands)		2,581

MULTI-ASSET FUNDS — 31.9%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	107,745	1,173
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	11,127	118
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A*	62,565	587

Total Multi-Asset Funds
(Cost $1,857) ($ Thousands)		1,878

FIXED INCOME FUNDS — 24.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	40,367	412
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	61,657	475
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	51,378	531

Total Fixed Income Funds
(Cost $1,424) ($ Thousands)		1,418

Total Investments — 99.7%
(Cost $5,823) ($ Thousands) ‡		$5,877

Percentages are based on Net Assets of $5,896 ($ Thousands).

A list of forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Maturity Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR 136	USD 173	$1

				$1

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR -	Euro

USD -	United States Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1		Level 2	Level 3	Total
Affiliated Investment Funds	$	5,877	$ -	$ -	$	5,877

Total Investments in Securities	$	5,877	$ -	$ -	$	5,877

Other Financial Instruments		Level 1	Level 2	Level 3		Total
Forwards Contracts - appreciation**	$	1	$ -	$ -	$	1

Total Other Financial Instruments	$	1	$ -	$ -	$	1

** Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

‡ At September 30, 2014, the tax basis cost of the Fund’s investments was $5,823 ($ Thousands), and the unrealized appreciation and depreciation were $115 ($ Thousands) and ($61) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2014	6

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the last fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for each principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

/s/ Robert A. Nesher
By	Robert A. Nesher
President & CEO

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 24, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 24, 2014